   As filed with the Securities and Exchange Commission on July 24, 2001

                                                        Registration No. 2-95002
                                                                       811-04184
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-4

                        POST-EFFECTIVE AMENDMENT NO. 22

                                      to
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
                                      and

                               AMENDMENT NO. 22
                                      to

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            |X|

                      SUN LIFE (N.Y.) VARIABLE ACCOUNT A
                          (Exact Name of Registrant)

              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                       122 East 42nd Street, Suite 1900
                           New York, New York 10017
                            (Address of Depositor's
                         Principal Executive Offices)

                 Depositor's Telephone Number:  (212) 983-6352

          Edward M. Shea, Assistant Vice President and Senior Counsel
                c/o Sun Life Assurance Company of Canada (U.S.)
                      Retirement Products and Services
                               One Copley Place
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                         Copies of Communications to:

                                Joan Boros, Esq.
                 Jorden Burt Cicchetti Berenson & Johnson LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                             Washington, D.C. 20007

--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [ ] On (date) pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.

C1 (NY)

                              PART A

               INFORMATION REQUIRED IN A PROSPECTUS


     Attached hereto and made a part hereof is a Supplement to the Prospectus dated May 1, 2001 (incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File
No. 2-95002) filed May 1, 2001).

                         SUPPLEMENT DATED JULY 24, 2001

                                       TO

                          PROSPECTUS DATED MAY 1, 2001

                                      FOR

                                   COMPASS I

          ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

      Pursuant to a plan of reorganization adopted by the shareholders of the MFS Global Governments Fund on July 23, 2001, the MFS Global Governments Fund will cease to exist as of August 6, 2001.

      As a result of this action, the Prospectus, dated May 1, 2001, for Compass I is hereby supplemented to delete all references to the MFS Global Governments Fund, EFFECTIVE AUGUST 6, 2001.

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION


    Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 2-95002) filed May 1, 2001 is the Statement of Additional Information, dated May 1, 2001.

                             PART C

                        OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are incorporated in this Amendment to the Registration Statement by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 2-95002) filed May 1, 2001:

A.   Condensed Financial Information--Accumulation Unit Values (Part A).

B.   Financial Statements of the Registrant (Part B):


     1.    Statement of Condition, December 31, 2000;

     2.    Statement of Operations, Year Ended December 31, 2000;

     3.    Statements of Changes in Net Assets, Years Ended
           December 31, 2000 and 1999;

     4.    Notes to Financial Statements; and

     5.    Independent Auditors' Report.

C.   Financial Statements of the Depositor:

     1.   Statements of Income, Years Ended December 31, 2000, 1999 and 1998;

     2.   Balance Sheets, December 31, 2000 and 1999;

     3.   Statements of Comprehensive Income, Years Ended December 31, 2000,
          1999 and 1998;

     4.   Statements of Stockholder's Equity, Years Ended December 31, 2000,
          1999 and 1998;

     5.   Statements of Cash Flows, Years Ended December 31, 2000, 1999 and
          1998;

     6.   Notes to Financial Statements; and

     7.   Independent Auditors' Report.


     (b) The following Exhibits are incorporated by reference in this Amendment to the Registration Statement, unless otherwise indicated:

     (1) Resolution of the Board of Directors of the Depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated by reference to Post-Effective Amendment
           No. 2 to the Registration Statement on Form N-4, File No. 33-41629)

     (2)   Not applicable;

     (3)   (a)  Marketing Coordination Agreement between the Depositor, MFS
                Fund Distributors, Inc. and Clarendon Insurance Agency, Inc.
                (Incorporated by reference to Post-Effective Amendment
                No. 2 to the Registration Statement on Form N-4, File
                No. 33-41629);

           (b)(i)    Specimen Sales Operations and General Agent
                     Agreement (Incorporated by reference to
                     Post-Effective Amendment No. 2 to the Registration
                     Statement on Form N-4, File No. 33-41629);

           (b)(ii)   Specimen Broker-Dealer Supervisory and Service Agreement
                     (Incorporated by reference to Post-Effective Amendment
                     No. 2 to the Registration Statement on Form N-4,
                     File No. 33-41629);

           (b)(iii)  Specimen Broker-Dealer Supervisory and Agreement
                     (Incorporated by reference to Post-Effective
                     Amendment No. 2 to the Registration Statement on Form N-4,
                     File No. 33-41629);

     (4)   Form of Flexible Payment Deferred Combination Variable and
           Fixed Annuity Contract (Incorporated by reference to
           Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, File No. 2-95002, filed April 22, 1998);

     (5) Form of Application used with the variable annuity contract filed as Exhibit (4) (Incorporated by reference to Post-Effective
           Amendment No. 17 to the Registration Statement on Form N-4,
           File No. 2-95002, filed April 22, 1998);

     (6)   Declaration of Intent and Charter and the By-laws of the Depositor
           (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 33-41629);

     (7)   Not Applicable;

     (8)   Not Applicable;

     (9)   Previously filed;

     (10)  (a)  Consent of Deloitte & Touche*;

           (b)  Representation of Counsel*;

     (11)  None;

     (12)  Not Applicable;

     (13)  Not Applicable;

     (14)  Not Applicable;

     (15)  (a)  Powers of Attorney (Incorporated by reference to Post-Effective
                Amendment No. 8 to the Registration Statement on Form N-4, File
                No. 333-41629, filed April 6, 2001);

     (16)  Organizational Chart of Sun Life Assurance Company of Canada (Incorporated
           by reference from Exhibit 16 to Post-Effective Amendment No. 3 to
           Registration Statement on Form N-4, File No. 333-30844, filed
           February 4, 2001)

----------------
* Filed herewith

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                             Positions and Offices
Business Address                               with the Depositor
-----------------                              ----------------------
Donald A. Stewart                              Chairman and Director
150 King Street West
Toronto, Ontario
Canada  M5H 1J9

C. James Prieur                                Vice Chairman
150 King Street West
Toronto, Ontario
Canada  M5H 1J9

James A. McNulty, III                          President and Director
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Donald B. Henderson, Jr.                          Director
125 West 55th Street
New York, New York 10019

David D. Horn                                     Director
Strong Road
New Vineyard, Maine 04956

John G. Ireland                                   Director
280 Steamboat Road
Greenwich, Connecticut 06830

Name and Principal                             Positions and Offices
Business Address                               with the Depositor
------------------                             -----------------------
Angus A. MacNaughton                           Director
Genstar Investment Corporation
555 California Street
San Francisco, California 94104

Peter R. O'Flinn                               Director
125 West 55th Street
New York, New York 10019

Fioravante G. Perrotta, Esq.                   Director
13 Clark Lane
Essex, Connecticut 06426

Ralph F. Peters                                Director
66 Strimples Mill Road
Stockton, New Jersey

S. Caesar Raboy                                Director
220 Boylston Street
Boston, Massachusetts 02110

Frederick B. Whittemore                        Director
1221 Avenue of the Americas
New York, New York  10020

James C. Baillie                               Director
Torys
Suite 300, Maritime Life Tower
Toronto, Ontario M5KIN2

William W. Stinson                             Director
Canadian Pacific Limited
1800 Bankers Hall, East Tower
855 2nd Street S.W.
Calgary, Alberta
Canada  T2P 4ZH

James M. A. Anderson                           Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Peter F. Demuth                                Vice President and Chief Counsel
One Sun Life Executive Park                    and Assistant Secretary
Wellesley Hills, Massachusetts 02481

Ronald J. Fernandes                            Vice President, Retirement
One Copley Place                               Products and Services
Boston, Massachusetts 02116

Ellen B. King                                  Senior Counsel and Secretary
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Darey S. Scoon                                 Vice President, Finance,
One Sun Life Executive Park                    Controller and Treasurer
Wellesley Hills, Massachusetts 02481

Robert P. Vrolyk                               Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Item 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
            THE DEPOSITOR OR REGISTRANT

    No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Sun Life Assurance Company of Canada (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The organizational chart of Sun Life Assurance of Canada is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 3 to the Rigistrant's Registration Statement on Form N-4, File No. 333-30844, filed on February 9, 2001.

     None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27.   NUMBER OF CONTRACT OWNERS

     As of July 13, 2001, there were 76 Contracts, all of which were established pursuant to qualified plans, issued and outstanding pursuant to this Registration Statement.

Item 28.   INDEMNIFICATION

     Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4184), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life
(N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G and I, Sun Life (N.Y.) Variable Accounts B and C and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments
Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal                            Positions and Officers
Business Address*                             with Underwriter
-----------------                             ----------------
William Franca................................President
Davey S. Scoon................................Treasurer and Director
James M. A. Anderson..........................Director
Ronald J. Fernandes...........................Director
James A. McNulty, III.........................Director
George E. Maden...............................Secretary and Clerk
William T. Evers..............................Assistant Secretary and Clerk
Maura A. Murphy...............................Assistant Secretary and Clerk
Norton A. Goss, II............................Vice President & Chief Compliance Officer
Stephen J. Yarina.............................Tax Officer
Michael L. Gentile............................Vice President
Imants Saksons................................Vice President

----------------
* The principal business address of all directors and officers of the principal underwriter except Messrs, Fernandes, Goss and Franca is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs, Fernandes, Goss and Franca is One Copley Place, Boston, Massachusetts 02116.

      (c)  Inapplicable.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other  documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 122 East 42nd Street, Suite 1900, New York, New York 10017, or at the offices of Sun Life Assurance Company of Canada (U.S.) at One Copley Place, Boston Massachusetts 02116 and One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31.  MANAGEMENT SERVICES

     Not applicable.

Item 32.  UNDERTAKINGS

    Representation with respect to Section 26(e) of the Investment Company Act of 1940.

    Sun Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the insurance company.

      Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to the American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by Registrant.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf in the Town of Wellesley Hills and Commonwealth of Massachusetts on this 24th day of July, 2001.

                               Sun Life (N.Y.)
                                 Variable Account A
                               (Registrant)

                               Sun Life Insurance and Annuity
                                 Company of New York
                               (Depositor)


                          By:   /s/ JAMES A. MCNULTY, III
                          -------------------------------
                                    James A. McNulty, III
                                    President


Attest:    /s/ EDWARD M. SHEA
           -----------------------
               Edward M. Shea
               Assistant Vice President and Senior Counsel


    As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.


     Signatures                       Title                                              Date
     ----------                       -----                                              ----
   /s/ JAMES A. MCNULTY, III       President and Director                            July 24, 2001
-------------------------------    (Principal Executive
       James A. McNulty, III       Officer)

    /s/ DAVEY S. SCOON             Vice President,                                   July 24, 2001
-------------------------------    Finance, Controller
        Davey S. Scoon             and Treasurer
                                   (Principal Financial &
                                   Accounting Officer)

    /s/ SANDRA M. DADALT           Attorney-in-Fact for:                             July 24, 2001
-------------------------------    Donald A. Stewart, Chairman and Director
      Sandra M. DaDalt             C. James Prieur, Vice Chairman and Director
                                   Donald B. Henderson, Jr., Director
                                   John G. Ireland, Director
                                   Peter R. O'Flinn, Director
                                   Fioravante G. Perotta, Director
                                   Ralph F. Peters, Director
                                   Frederick B. Whittemore, Director
                                   James C. Baillie, Director
                                   David D. Horn, Director
                                   Angus A. McNaughton, Director
                                   S. Ceasar Raboy, Director
                                   William N. Stinson, Director